Other (Expense) Income	9 Months Ended
Sep. 30, 2021
Other Nonoperating Income [Abstract]
Other Nonoperating Income and Expense [Text Block]	Other (Expense) Income
The components of other (expense) income are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Foreign exchange gain (loss)	143	(514)	130	534
Other (expense) income	(1,724)	44	(2,186)	1,079
Total	(1,581)	(470)	(2,056)	1,613